Note 45 (Tables)	12 Months Ended
Dec. 31, 2023
Depreciation And Amortisation Exasfpense [Abstract]
Depreciation And Amortisation Expense [Table Text Block]
The breakdown of the balance under this heading in the consolidated income statements for the years ended December 31, 2023, 2022 and 2021 is as follows:

Depreciation and amortization (Millions of Euros)
	Notes	2023	2022	2021
Tangible assets	17	867	818	740
For own use		547	501	437
Right-of-use assets		317	312	299
Investment properties and other		3	5	3
Intangible assets	18.2	536	510	494
Total		1,403	1,328	1,234